Consolidated Statements Of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 117,957	$ (1,098,737)	$ (1,474,740)	$ (1,079,210)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Compensation expense related to fair value of stock-based awards	70,822	224,558	368,483	316,617
Stock contributed to 401(k) Plan	23,336	26,087	39,112	57,117
Depreciation and amortization	226,177	287,214	555,309	667,883
Patent write-off			26,266	59,947
Other non-cash interest expense		25,242	25,242	153,839
Change in fair value of derivative instruments		(31,685)	(32,451)	9,673
Change in deferred revenue	95,683	(20,334)	(186,476)	(339,711)
Change in deferred rent	(44,777)	5,023	(18,976)	54,071
Changes in operating assets and liabilities:
Accounts receivable, net	316,365	395,113	61,421	(421,982)
Inventories	(874,145)	(8,737)	241,218	139,747
Other current assets	(63,328)	(42,535)	(49,452)	46,934
Accounts payable	387,649	(282,057)	(4,147)	276,940
Accrued payroll	38,307	27,998	61,632	1,890
Other accrued liabilities	282,640	15,084	(209,498)	172,251
Net cash provided by (used in) operating activities	576,686	(477,766)	(597,057)	116,006
Cash flows from investing activities:
Payments for purchase of property and equipment	(1,411)		(18,967)	(17,602)
Other assets	(75,567)	(63,012)	(195,506)	(146,872)
Net cash used in investing activities	(76,978)	(63,012)	(214,473)	(164,474)
Cash flows from financing activities:
Proceeds from short-term debt	225,000
Debt issuance costs	(7,500)
Principal payments made on short and long-term debt		(150,000)	(150,000)	(660,000)
Payments made on capital lease obligations	(3,044)	(4,633)	(4,634)	(15,906)
Net proceeds from sale of Series G preferred stock				500,000
Net proceeds from sale of common stock				18,800
Net cash provided by (used in) financing activities	214,456	(154,633)	(154,634)	(157,106)
Increase (decrease) in cash	714,164	(695,411)	(966,164)	(205,574)
Cash:
Beginning of period	180,154	1,146,318	1,146,318	1,351,892
End of period	894,318	450,907	180,154	1,146,318
Supplemental disclosure of cash flow information:
Cash paid for interest	2,923	2,625	3,161	35,018
Supplemental non-cash information:
Preferred stock dividend to be settled in Series F or Series G preferred stock	52,069	49,331	97,543	53,084
Issuance of warrants in connection with convertible debt financing	18,931
Issuance of Series G preferred stock in exchange for note payable and accrued interest				$ 701,834